Segment and Geographic Information (AIC) (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT AND GEOGRAPHIC INFORMATION (AIC) [Abstract]
Schedule of Lease Component Revenue Percentage

Revenue disaggregated by revenue source consists of the following:

	Year Ended December 31,
	2025	2024	2023

Systems and AIC (*)	$42,508	$33,190	$48,998
Ink and consumables	113,578	114,896	112,047
Services	52,114	55,739	58,741

Total revenue	$208,200	$203,825	$219,786

(*)	The following table sets forth the Company’s total AIC model revenues amounts included under Systems in each of the years set forth below:

Schedule of Revenues All-Inclusive Click Model
	2025	2024	2023
Revenues under the All-Inclusive Click model	$15,223	$3,285	$-

Schedule of Lease Component Revenue Percentage

The following table sets forth the amounts related to the lease component out of the Company’s total revenues under the AIC model in each of the years set forth below:

	Year Ended December 31,
	2025	2024	2023
Lease component revenue percentage	38%	45%	$-

Schedule of Revenue by Geographic Region

The following table presents revenue disaggregated by geography based on customer location:

	Year Ended December 31,
	2025	2024	2023

U.S.	$122,277	$115,034	$123,550
EMEA	51,642	50,089	60,706
Asia Pacific	22,156	21,509	22,006
Other	12,125	17,193	13,524

Total revenue	$208,200	$203,825	$219,786

The following table presents long-lived assets including right of use assets by geographic region as of December 31, 2025 and 2024:

	December 31,
	2025	2024

U.S.	$17,538	$13,340
Israel	49,328	49,701
EMEA	19,076	14,937
Asia Pacific	724	298

	$86,666	$78,276

Schedule of Percentage of Revenues

The following table sets forth the customers that accounted for 10% or more of the Company’s total revenues in each of the years set forth below:

	Year Ended December 31,
	2025	2024	2023
Customer A	31%	30%	20%
	December 31,
	2025	2024

Customer A	25%	14%
Customer B	12%	15%
Customer C	6%	12%